LEASES - Schedule of Right of Use Assets, Net (Details) $ in Millions	9 Months Ended
Sep. 30, 2026 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 2,153
Balance at end of period	1,992
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	3,516
Additions	44
Modifications	28
Divestitures	(2)
Exchange Rate Movements and Other	(1)
Balance at end of period	3,585
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,363
Depreciation	241
Exchange Rate Movements and Other	(11)
Balance at end of period	1,593
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	388
Balance at end of period	349
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	611
Additions	4
Modifications	1
Divestitures	0
Exchange Rate Movements and Other	(37)
Balance at end of period	579
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	223
Depreciation	27
Exchange Rate Movements and Other	(20)
Balance at end of period	230
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,658
Balance at end of period	1,548
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,635
Additions	28
Modifications	27
Divestitures	0
Exchange Rate Movements and Other	39
Balance at end of period	2,729
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	977
Depreciation	188
Exchange Rate Movements and Other	16
Balance at end of period	1,181
Refining Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	56
Balance at end of period	52
Refining Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	148
Additions	0
Modifications	0
Divestitures	0
Exchange Rate Movements and Other	6
Balance at end of period	154
Refining Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	92
Depreciation	6
Exchange Rate Movements and Other	4
Balance at end of period	102
Other Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	51
Balance at end of period	43
Other Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	122
Additions	12
Modifications	0
Divestitures	(2)
Exchange Rate Movements and Other	(9)
Balance at end of period	123
Other Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	71
Depreciation	20
Exchange Rate Movements and Other	(11)
Balance at end of period	$ 80